Other liabilities	12 Months Ended
Dec. 31, 2017
Other Liabilities
Other liabilities
(22)	Other liabilities

Other liabilities as of December 31, 2017 and 2016 are as follows:

	Notes	December 31, 2017	December 31, 2016

Derivative instruments	26, 27	$137	$528
Deferred income (1)		24,471	24,606
Other		—	762

Total		$24,608	$25,896

Current		$9,415	$11,085
Non–current		15,193	14,811

Total		$24,608	$25,896

(1)	Deferred income include prepayment for services and supplemental payment.